financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Credit risk
Contract assets	$ 901	$ 1,069	$ 1,238	$ 1,441	$ 1,449	$ 1,475
Cost/Gross amount
Credit risk
Contract assets	955		1,295
Allowance for doubtful accounts
Credit risk
Contract assets	(54)		(57)
The 12-month period ending one year hence
Credit risk
Contract assets	689		910	1,019
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	730		952
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(41)		(42)
The 12-month period ending two years hence
Credit risk
Contract assets	197		308	407
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	209		322
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(12)		(14)
Thereafter
Credit risk
Contract assets	15		20	$ 15
Thereafter | Cost/Gross amount
Credit risk
Contract assets	16		21
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)		$ (1)